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                                                                            LOGO

     SUPPLEMENT DATED NOV. 29, 2010 TO EACH PROSPECTUS LISTED BELOW, EACH AS
                                  SUPPLEMENTED

-------------------------------------------------------------------------------------------------------------
FUND:                                           PROSPECTUS MATERIAL NUMBERS         PROSPECTUS EFFECTIVE DATE
-------------------------------------------------------------------------------------------------------------
Columbia Diversified Equity Income Fund    S-6475 AF (11/10)   S-6556 AF (11/10)            11/29/2010
-------------------------------------------------------------------------------------------------------------
Columbia Large Growth Quantitative Fund    S-6285 F (11/10)    S-6553 F (11/10)             11/29/2010
-------------------------------------------------------------------------------------------------------------
Columbia Large Value Quantitative Fund     S-6523 E (11/10)    S-6554 E (11/10)             11/29/2010
-------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Opportunity Fund    S-6241 M (11/10)    S-6571 M (11/10)             11/29/2010
-------------------------------------------------------------------------------------------------------------
Columbia Strategic Allocation Fund         S-6141 AG (11/10)   S-6579 AG (11/10)            11/29/2010
-------------------------------------------------------------------------------------------------------------


The legacy Columbia Funds and legacy RiverSource Funds (each a Fund), for which Columbia Management Investment Advisers, LLC (CMIA) serves as investment manager and sponsor, include various legacy groups of Funds organized at different times by different organizations. As a result, various features of the Funds, including their fees and expenses do not currently reflect a common overall design.

In September 2010, in connection with various initiatives to integrate the Funds into a single Fund family with greater uniformity, the Boards of Directors/Trustees (each a Board) of the Funds each approved amended investment management services agreements (IMSAs) and administrative services agreements with CMIA. These agreements reflect standardized fee schedules for similar Funds, based on a consistent pricing model. Additionally, as part of achieving a consistent, standardized fee schedule, CMIA proposed, and the Board approved, eliminating the performance incentive adjustments (PIA) contained in current IMSAs for certain legacy RiverSource Funds (which are not applicable to most funds in the combined fund family) that may increase or decrease the Fund's fees payable under its IMSA based upon the Fund's performance measured against its reference performance index. The Boards also approved amended transfer agency agreements with a uniform fee schedule. In connection with the Boards' approval of various proposals to achieve a consistent pricing model, the Boards and CMIA agreed to (and, in the case of RiverSource Funds, maintain) an annual process by which contractual expense limitations for Funds with annual operating expenses that exceed the median expense ratios of their respective peer groups (as determined annually by an independent third-party data provider) are set at or below such median expense ratio. These commitments may help mitigate the impact of any fee changes resulting from the adoption of standardized fee schedules. The estimated proposed expense caps shown in the following table reflect peer group median expense ratios as of early 2010, which are likely to change year over year.

While these changes are expected to reduce the overall fees and expenses of the Funds in the aggregate, certain individual Funds are expected to realize an increase in fees under their proposed IMSA and/or total annual operating expenses. Any proposed amended IMSA that would eliminate a PIA, or that could result in higher IMSA fees (each an IMSA Proposal), is subject to approval by Fund shareholders at a meeting expected to be held in the first half of 2011. More information about each IMSA Proposal will be included in proxy materials that are currently anticipated to be distributed to shareholders in early 2011.

If approved by Fund shareholders, the IMSA Proposals, as well as IMSAs not subject to Fund shareholder approval and new administrative services agreements, are expected to be effective in the second quarter of 2011. For Funds with a PIA that, as of September 2010, have performance measured against their reference performance index over their most recent applicable rolling performance fee calculation period that results in CMIA incurring negative PIA, CMIA has agreed to a transitional period of 6 months (18 months for Funds with a 36 month rolling performance fee calculation period), during which time these Funds will compensate CMIA at the lower of (i) the fee calculated under the proposed IMSA or (ii) the fee calculated under the current IMSA (including any applicable negative PIA), regardless of whether the IMSA Proposal (including the elimination of the PIA) is ultimately approved by Fund shareholders.

The information in the chart below shows the estimated impact of the changes discussed above on each Fund's Class A shares based on the Fund's net assets as of July 31, 2010, and, for legacy RiverSource Funds, does not include the impact of any applicable PIA. Expenses for other share classes will differ to the extent of differences in transfer agency and/or distribution and service fees, and actual fees and expenses will vary based upon the size of the Fund and other factors, and may be higher or lower than the estimates shown below.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Estimated Gross         Total Estimated Net
                                                                               Operating Expenses          Operating Expenses
                                                            Management      Before Giving Effect to      After Giving Effect to
 Legacy RiverSource Fund                                      Fees(1)           Expense Caps(2)              Expense Caps(3)
-------------------------------------------------------------------------------------------------------------------------------
 Columbia 120/20 Contrarian Equity Fund (formerly
 known as RiverSource 120/20 Contrarian Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.03%                  1.72%                       1.50%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                1.03%                  1.72%                       1.50%
-------------------------------------------------------------------------------------------------------------------------------



S-6475-3 A (11/10)

-------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Estimated Gross         Total Estimated Net
                                                                               Operating Expenses          Operating Expenses
                                                            Management      Before Giving Effect to      After Giving Effect to
 Legacy RiverSource Fund                                      Fees(1)           Expense Caps(2)              Expense Caps(3)
-------------------------------------------------------------------------------------------------------------------------------
 Columbia Asia Pacific ex-Japan Fund (formerly known
 as Threadneedle Asia Pacific Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.87%                  1.66%                       1.15%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.87%                  1.66%                       1.15%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Diversified Bond Fund (formerly known as
 RiverSource Diversified Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.49%                  0.92%                       0.85%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.47%                  0.90%                       0.84%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Diversified Equity Income Fund (formerly
 known as RiverSource Diversified Equity Income Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.61%                  1.13%                       1.13%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.60%                  1.12%                       1.12%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Dividend Opportunity Fund (formerly known
 as RiverSource Dividend Opportunity Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.65%                  1.12%                       1.12%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.69%                  1.16%                       1.14%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Emerging Markets Bond Fund (formerly known
 as RiverSource Emerging Markets Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.79%                  1.36%                       1.28%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.60%                  1.17%                       1.17%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Emerging Markets Opportunity Fund (formerly
 known as Threadneedle Emerging Markets Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.16%                  1.90%                       1.90%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                1.16%                  1.90%                       1.85%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Equity Value Fund (formerly known as
 RiverSource Equity Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.58%                  1.10%                       1.10%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.71%                  1.23%                       1.11%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia European Equity Fund (formerly known as
 Threadneedle European Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.88%                  1.77%                       1.43%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.88%                  1.77%                       1.53%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Floating Rate Fund (formerly known as
 RiverSource Floating Rate Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.68%                  1.13%                       1.08%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.66%                  1.11%                       1.08%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Frontier Fund, Inc. (formerly known as
 Seligman Frontier Fund, Inc.)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.97%                  2.30%                       1.51%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.87%                  2.30%                       1.47%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Global Bond Fund (formerly known as
 RiverSource Global Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.79%                  1.36%                       1.21%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.65%                  1.22%                       1.21%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Global Equity Fund (formerly known as
 Threadneedle Global Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.87%                  1.55%                       1.55%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.87%                  1.55%                       1.36%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Global Extended Alpha Fund (formerly known
 as Threadneedle Global Extended Alpha Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.13%                  3.78%                       1.55%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                1.13%                  3.78%                       1.55%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia High Yield Bond Fund (formerly known as
 RiverSource High Yield Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.64%                  1.08%                       1.07%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.63%                  1.07%                       1.07%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Income Opportunities Fund (formerly known
 as RiverSource Income Opportunities Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.68%                  1.19%                       1.14%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.65%                  1.16%                       1.15%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Large Core Quantitative Fund (formerly
 known as RiverSource Disciplined Equity Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.62%                  1.05%                       1.02%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.64%                  1.07%                       1.07%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Estimated Gross         Total Estimated Net
                                                                               Operating Expenses          Operating Expenses
                                                            Management      Before Giving Effect to      After Giving Effect to
 Legacy RiverSource Fund                                      Fees(1)           Expense Caps(2)              Expense Caps(3)
-------------------------------------------------------------------------------------------------------------------------------
 Columbia Large Growth Quantitative Fund (formerly
 known as RiverSource Disciplined Large Cap Growth
 Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.66%                  1.22%                       1.20%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.74%                  1.30%                       1.27%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Large Value Quantitative Fund (formerly
 known as RiverSource Disciplined Large Cap Value
 Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.66%                  1.37%                       1.28%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.75%                  1.46%                       1.28%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Limited Duration Credit Fund (formerly
 known as RiverSource Limited Duration Bond Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.55%                  1.06%                       0.85%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.43%                  0.94%                       0.86%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Mid Cap Growth Opportunity Fund (formerly
 known as RiverSource Mid Cap Growth Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.76%                  1.32%                       1.28%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.80%                  1.36%                       1.28%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Mid Cap Value Opportunity Fund (formerly
 known as RiverSource Mid Cap Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.73%                  1.30%                       1.26%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.73%                  1.30%                       1.26%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Minnesota Tax-Exempt Fund (formerly known
 as RiverSource Minnesota Tax Exempt Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.47%                  0.87%                       0.79%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.47%                  0.87%                       0.79%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Multi-Advisor International Value Fund
 (formerly known as RiverSource Partners
 International Select Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.96%                  1.67%                       1.67%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.96%                  1.67%                       1.65%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Multi-Advisor Small Cap Value Fund
 (formerly known as RiverSource Partners Small Cap
 Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.04%                  1.70%                       1.50%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                1.04%                  1.70%                       1.50%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Recovery and Infrastructure Fund (formerly
 known as RiverSource Recovery and Infrastructure
 Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.71%                  1.17%                       1.17%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.71%                  1.17%                       1.17%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Select Large-Cap Value Fund (formerly known
 as Seligman Large-Cap Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.82%                  1.40%                       1.40%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.77%                  1.35%                       1.26%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Select Smaller-Cap Value Fund (formerly
 known as Seligman Smaller-Cap Value Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.02%                  1.83%                       1.33%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.87%                  1.68%                       1.45%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Seligman Communications and Information
 Fund, Inc. (formerly known as Seligman Communication
 & Information Fund Inc.)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.90%                  1.37%                       1.37%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.90%                  1.37%                       1.37%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Seligman Global Technology Fund (formerly
 known as Seligman Global Technology Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 1.03%                  1.69%                       1.57%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.92%                  1.69%                       1.69%
-------------------------------------------------------------------------------------------------------------------------------

 Columbia Strategic Allocation Fund (formerly known
 as RiverSource Strategic Allocation Fund)
-------------------------------------------------------------------------------------------------------------------------------

       Current                                                 0.65%                  1.15%                       1.15%
-------------------------------------------------------------------------------------------------------------------------------

       Proposed                                                0.69%                  1.19%                       1.19%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Estimated Gross         Total Estimated Net
                                                                               Operating Expenses          Operating Expenses
                                                            Management      Before Giving Effect to      After Giving Effect to
 Legacy RiverSource Fund                                      Fees(1)           Expense Caps(2)              Expense Caps(3)
-------------------------------------------------------------------------------------------------------------------------------
 Columbia U.S. Government Mortgage Fund (formerly
 known as RiverSource US Government Mortgage Fund)
-------------------------------------------------------------------------------------------------------------------------------
       Current                                                 0.55%                  1.09%                       0.89%
-------------------------------------------------------------------------------------------------------------------------------
       Proposed                                                0.50%                  1.04%                       0.89%
-------------------------------------------------------------------------------------------------------------------------------



   (1) Current management fees shown represent the aggregate fees payable under the current IMSA (without giving effect to any PIA) and administrative services agreement. Proposed management fees shown represent the aggregate fees payable under the proposed IMSA and administrative services agreement.

   (2) Expenses shown reflect the gross fees payable under (i) the current IMSA (without giving effect to any PIA) and administrative services agreement, and (ii) the proposed IMSA and administrative services agreement, in each case based on assets as of July 31, 2010, plus other expenses for the Fund's most recent fiscal year (restated, where applicable, to reflect any material contractual changes).

   (3) Expenses shown reflect the fees payable net of any voluntary or contractual expense caps, as applicable.

S-6475-3 A (11/10)